Consolidated statement of financial position - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property and equipment	₽ 724	₽ 593
Goodwill and other intangible assets	10,807	11,022
Investments in joint ventures	832
Long-term debt instruments	1,100	399
Long-term loans	164	120
Other non-current assets	64	40
Deferred tax assets	245	270
Total non-current assets	13,936	12,444
Current assets
Trade and other receivables	9,648	5,679
Short-term loans	1,691	19
Short-term debt instruments	704	1,772
Prepaid income tax	187	77
Cash and cash equivalents	18,406	18,997
Other current assets	458	661
Total current assets	31,094	27,205
Assets of disposal group classified as held for sale	29	25
Total assets	45,059	39,674
Equity attributable to equity holders of the parent
Share capital	1	1
Additional paid-in capital	1,876	1,876
Share premium	12,068	12,068
Other reserve	1,462	1,064
Retained earnings	5,715	4,808
Translation reserve	(2)	131
Total equity attributable to equity holders of the parent	21,120	19,948
Non-controlling interest	37	21
Total equity	21,157	19,969
Non-current liabilities
Other non-current liabilities	10	2
Deferred tax liabilities	826	851
Total non-current liabilities	836	853
Current liabilities
Trade and other payables	19,599	16,328
Customer accounts and amounts due to banks	3,182	2,342
VAT and other taxes payable	198	102
Income tax payable	32	68
Other current liabilities	51	10
Total current liabilities	23,062	18,850
Liabilities directly associated with the assets of a disposal group classified as held for sale	4	2
Total equity and liabilities	₽ 45,059	₽ 39,674